Related Party Transactions	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Related Party Transactions

NOTE 25. RELATED PARTY TRANSACTIONS

Parent entity

Immutep Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 26.

Key management personnel

Disclosures relating to key management personnel are set out in note 21.

Transactions with related parties

The following transaction occurred with related parties:

	Consolidated
	30 June 2019 $	30 June 2018 $
In addition to Director’s fees, Consultancy fees for post directorship executive duties were paid to Barton Place Pty Ltd, a corporation in which Albert Wong has a beneficial interest	—	49,500

Receivable from and payable to related parties

There were no trade receivables from or trade payables due to related parties at the reporting date.

Loans to/from related parties

There were no loans to or from related parties at the reporting date.